UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	323 N. Quincy
		Hinsdale, IL 60521

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Hinsdale, Illinois		February 11, 2003

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE


    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100   1816000   45400  45400None   None  None        0None   45400
Allstate Corp.        Common  020002101   1241310   33558  33558None   None  None        0None   33558
Amer. Italian Pasta CoCommon  027070101   1065008   29600  29600None   None  None        0None   29600
Automatic Data ProcessCommon  053015103    998520   25440  25440None   None  None        0None   25440
BP Amoco p.l.c.       ADS     055622104  10647902  261941 261941None   None  None     3174None  258767
Berkshire Hathaway IncClass A 084670108     72750       1      1None   None  None        0None       1
Berkshire Hathaway IncClass B 084670207  12769210    5270   5270None   None  None       70None    5200
Buckeye Cellulose CorpCommon  11815H104    307500   50000  50000None   None  None        0None   50000
Career Education Corp.Common  141665109   1180000   29500  29500None   None  None        0None   29500
Cintas Corp.          Common  172908105    864675   18900  18900None   None  None        0None   18900
Coca Cola Co.         Common  191216100   4651205  106095 106095None   None  None        0None  106095
Colgate-Palmolive Co. Common  194162103   5043766   96200  96200None   None  None        0None   96200
Dell Computer Corp.   Common  247025109   8082620  302267 302267None   None  None     5000None  297267
Disney, (Walt) Co.    Common  254687106   4447117  272662 272662None   None  None     2400None  270262
Exxon Corp.           Common  302290101  14346084  410592 410592None   None  None     4800None  405792
Federal National MortgCommon  313586109   1177239   18300  18300None   None  None        0None   18300
General Electric Co.  Common  369604103  15481365  635785 635785None   None  None        0None  635785
Gilead Sciences Inc.  Common  375558103    421600   12400  12400None   None  None        0None   12400
Grainger,  W.W. Inc.  Common  384802104   1525880   29600  29600None   None  None        0None   29600
Hewlett Packard Co.   Common  428236103   1834101  105651 105651None   None  None     4000None  101651
Intel Corp.           Common  458140100  12039689  773262 773262None   None  None     8000None  765262
International BusinessCommon  459200101   2454193   31667  31667None   None  None     2000None   29667
JLG Industries Inc.   Common  466210101   1323586  175775 175775None   None  None     4500None  171275
Johnson & Johnson     Common  478160104  29722040  553380 553380None   None  None     6000None  547380
Kroger Company        Common  501044101   1509511   97703  97703None   None  None     4000None   93703
Leggett & Platt Inc.  Common  524660107  11549240  514672 514672None   None  None     7400None  507272
Lowes Companies, Inc. Common  548661107   5527913  147411 147411None   None  None     3000None  144411
Merck & Co. Inc.      Common  589331107  27334591  482858 482858None   None  None     3000None  479858
Microsoft Corp.       Common  594918104  14875900  287735 287735None   None  None        0None  287735
Herman Miller Inc.    Common  600544100   5310111  288593 288593None   None  None     4500None  284093
Molex Inc.            Common  608554101   5073270  220194 220194None   None  None     1757None  218437
Molex Inc. Class A    Class A 608554200   6563839  330007 330007None   None  None     4882None  325125
Motorola, Inc         Common  620076109   2781131  321518 321518None   None  None     5400None  316118
Napro Biotherapeutics Common  630795102     23100   35000  35000None   None  None        0None   35000
Northern Trust Corp.  Common  665859104   7203546  205522 205522None   None  None     4200None  201322
Old Second Bancorp, InCommon  680277100   2634512   71203  71203None   None  None        0None   71203
Pepsico, Inc          Common  713448108  12522452  296600 296600None   None  None     3000None  293600
Qualcomm, Inc.        Common  747525103  10885341  299130 299130None   None  None     3000None  296130
SBC Communications, InCommon  78387G103   1775190   65481  65481None   None  None     1579None   63902
Schering- Plough, Inc.Common  806605101  10341559  465836 465836None   None  None     3000None  462836
Schlumberger, Ltd.    Common  806857108   4681250  111220 111220None   None  None        0None  111220
State Street Corp.    Common  857119101  21286785  545815 545815None   None  None     5200None  540615
Strattec Security CorpCommon  863111100    719100   15000  15000None   None  None        0None   15000
Sysco Corp.           Common  871829107  14305813  480222 480222None   None  None     7000None  473222
Tellabs Inc           Common  879664100    547504   75310  75310None   None  None     3500None   71810
Tetra Tech Inc.       Common  88162G103    132675   10875  10875None   None  None        0None   10875
Thermo Electron Corp. Common  883556102   2840179  141162 141162None   None  None     3375None  137787
Toll Brothers, Inc.   Common  889478103    626200   31000  31000None   None  None        0None   31000
Walgreen Co.          Common  931422109  18414249  630841 630841None   None  None     6600None  624241
Wyeth                 Common  983024100   1497870   40050  40050None   None  None        0None   40050
YUM! Brands Inc       Common  988498101    250919   10360  10360None   None  None      600None    9760


COLUMN TOTALS                           324727109
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